Employee Retirement Benefits Benefit Expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	3 Months Ended		9 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2011	Oct. 01, 2010 United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2012 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Successor [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Successor [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Successor [Member] Foreign Pension Plans, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Oct. 01, 2010 Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2009 Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Predecessor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2009 Predecessor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Predecessor [Member] Foreign Pension Plans, Defined Benefit [Member]	Oct. 01, 2010 Predecessor [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2009 Predecessor [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2009 Restructuring Charges [Member] Predecessor [Member]	Oct. 01, 2010 Restructuring Charges [Member] Predecessor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2009 Restructuring Charges [Member] Predecessor [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2009 Restructuring Charges [Member] Predecessor [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Termination of OPEB plans for Connersville and Bedford Hourly Employees [Member] Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Termination of OPEB plans for Connersville and Bedford Hourly Employees [Member] Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2009 Termination of OPEB plans for Connersville and Bedford Hourly Employees [Member] Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Sep. 16, 2010 Reinstatement Of Benefit For Certain Former Employees At Connersville And Bedford Facilities [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Oct. 01, 2010
Reinstatement Of Benefit For Certain Former Employees At Connersville And Bedford Facilities [Member]
Predecessor [Member]
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
																																	Oct. 01, 2010 Court Approval Of Ach Terminiation Agreement [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Termination of OPEB Plans for North Penn Hourly Employees [Member] Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Termination of OPEB Plans for North Penn Hourly Employees [Member] Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Reinstatement of OPEB Benefits for North Penn Hourly Employees [Member] [Member] Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Termination of OPEB Plans for Salaried/Other Employees [Member] Successor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Termination of OPEB Plans for Salaried/Other Employees [Member] Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2009 Termination of OPEB Plans for Salaried/Other Employees [Member] Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Reinstatement of OPEB Benefits for Salaried/Other Employees [Member] Predecessor [Member] United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]	Oct. 01, 2010 Termination Of Employees Formerly Leased To Ach And Other Us Reductions [Member] Predecessor [Member]	Dec. 31, 2009 Elimination Of Medical Prescription Drug And Life Insurance [Member]	Dec. 31, 2009 Employee Reductions Under Previously Announced Restructuring Actions [Member]	Dec. 31, 2009 Employee Reductions In UK [Member]	Dec. 31, 2009 Mexico Employee Reductions Under Previously Announced Restructuring Actions [Member]
Defined Benefit Plan Disclosure [Line Items]
Increased Benefit Liabilities Due To Affordability Reconciliation Act			$ 6
Increase (Decrease) in Postretirement Obligations																																	9
Amount Released From Opeb And Pension Liabilities Due To Ford Release Agreement		100
U.S Defined Contribution Plan Matching Contributions	100.00%
Defined Contribution Plan, matching contribution expenses				1	5									3	4
Termination						(146)	(2)																					(1)	(206)	(42)				(56)	(125)		(89)	(1)	(153)
Reinstatement																306																150				62				94
Net reduction to postretirement expense				(146)										(26)	(195)
Benefit Expenses
Service cost								2		5	2		6				1		7	13		4	7
Interest cost								18		73	6		28			3	18		56	74		19	31
Expected return on plan assets								(19)		(75)	(5)		(18)						(55)	(79)		(14)	(26)
Amortization of:
Plan amendments																(374)	(75)		(2)	(2)		1	2
Losses and other																43	18		2	1
Special termination benefits										3									1	6				28	2	12	9
Curtailments										(1)							(161)		(14)	(2)			5																		(14)	(153)	(10)	6	(1)
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements																(1)
Visteon sponsored plan net pension expense/(income)								1		5	3		16						(5)	11		10	19
Expense for certain salaried employees whose pensions are partially covered by Ford																(15)	(8)		1	10
Employee retirement benefit expenses excluding restructuring						(146)	(2)	1		5	3		16			(38)	(207)		(4)	21		10	19
Other																										7
Pension and other postretirement benefit expense						(146)	(2)									(23)	(199)								2	19	9
Fresh-start accounting adjustments																128			(138)			(107)
Discount rate for expense						4.65%	5.00%	5.30%		5.50%	5.40%		5.95%			5.65%	6.05%		5.90%	6.35%		6.10%	6.05%
Rate of increase in compensation								3.50%		3.50%	3.40%		3.55%						3.50%	3.25%		3.50%	3.15%
Assumed long-term rate of return on assets								7.70%	7.00%	7.50%	5.60%	5.05%	5.40%					7.70%	7.70%	8.10%	5.55%	6.00%	6.70%
Settlement For Iuecwa																															$ 12